Condensed Parent Company Financial Information (Condensed Balance Sheets) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash	$ 32,354,580	$ 22,407,458	$ 49,911,807	$ 57,286,974
Premises and equipment, net of accumulated depreciation	12,385,556	9,165,532
Other assets, including income taxes receivable from bank subsidiary of $632,480 in 2014 and $757,993 in 2013	6,296,050	4,697,774
Total Assets	650,199,661	556,234,744
Liabilities:
Total liabilities	582,427,384	493,226,879
Shareholders' equity:
Common stock	3,760,557	3,760,557
Surplus	14,665,845	14,663,861
Retained earnings	53,925,768	50,807,689
Accumulated other comprehensive income (loss)	1,412,115	(1,358,205)
Treasury stock, at cost	(5,992,008)	(4,866,037)
Total shareholders' equity	67,772,277	63,007,865	64,170,205	59,747,714
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	650,199,661	556,234,744
Parent Company [Member]
Assets:
Cash	118,632	1,070,196	1,804,808	1,581,629
Investment in bank subsidiary	79,085,666	70,869,641
Premises and equipment, net of accumulated depreciation	292,396	318,017
Other assets, including income taxes receivable from bank subsidiary of $632,480 in 2014 and $757,993 in 2013	1,185,649	1,310,749
Total Assets	80,682,343	73,568,603
Liabilities:
Accrued expenses	54,968	47,190
Federal income taxes payable	116,548	213,548
Junior subordinated deferrable interest debentures	12,738,550	10,300,000
Total liabilities	12,910,066	10,560,738
Shareholders' equity:
Common stock	3,760,557	3,760,557
Surplus	14,665,845	14,663,861
Retained earnings	53,925,768	50,807,689
Accumulated other comprehensive income (loss)	1,412,115	(1,358,205)
Treasury stock, at cost	(5,992,008)	(4,866,037)
Total shareholders' equity	67,772,277	63,007,865
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 80,682,343	$ 73,568,603